Redeemable noncontrolling interests	12 Months Ended
Dec. 31, 2020
Redeemable noncontrolling interests
Redeemable noncontrolling interests

17. Redeemable noncontrolling interests

In December 2016, the Group entered into an investment agreement with certain investors (“noncontrolling shareholders”) to establish a subsidiary. The noncontrolling shareholders contributed RMB90,000 and held 30% equity interest. Pursuant to the investment agreement, the noncontrolling shareholders have the option to request the Group to redeem their equity interests at an agreed price after three years of the investment. In April 2018, the Group agreed with one of the noncontrolling shareholders to purchase its 10% equity interest of the subsidiary at the cost of RMB30,000. In December 2019, the Group agreed with one of the noncontrolling shareholders to purchase its 10% equity interest of the subsidiary at the cost of RMB37,733. In September 2020, this subsidiary decreased its share capital and the Group made payment to the noncontrolling shareholder of RMB10,000.

The Group recorded the noncontrolling interests as redeemable noncontrolling interests, outside of permanent equity in the Group’s consolidated balance sheets in accordance with ASC 480. The Group uses the effective interest method for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interests. The accretion, which increases the carrying value of the redeemable noncontrolling interests, is recorded against additional paid-in capital.

17. Redeemable noncontrolling interests – continued

The change in the carrying amount of redeemable noncontrolling interests for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as of January 1	96,719	69,319	37,200	5,702
Repurchase of redeemable noncontrolling interests	(30,000)	(37,733)	(10,000)	(1,533)
Net income attributable to redeemable noncontrolling interests	178	980	—	—
Accretion on redeemable noncontrolling interests	2,422	4,634	—	—
Balance as of December 31	69,319	37,200	27,200	4,169